As filed with the Securities and Exchange Commission on February 29, 2000

Registration Nos.
33-88458
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                 FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [_]
Post Effective Amendment No. 6                           [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 13                                         [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive,
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices)(Zip Code)

      Depositor's Telephone Number, including Area Code: (949) 219-3743

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

         Diane N. Ledger                      Jane A. Kanter, Esq.
  Pacific Life Insurance Company             Dechert Price & Rhoads
         P.O. Box 9000                        1775 Eye Street, N.W.
   Newport Beach, CA 92658-9030            Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering______________________________


It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on _____________ pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: interests in the Separate Account under Pacific One individual flexible premium deferred variable annuity contracts.

Filing Fee:  None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.                               Prospectus Heading

1.  Cover Page                         Cover Page

2.  Definitions                        TERMS USED IN THIS PROSPECTUS

3.  Synopsis                           AN OVERVIEW OF PACIFIC ONE

4.  Condensed Financial Information    YOUR INVESTMENT OPTIONS--Variable
                                       Investment Option Performance;
                                       ADDITIONAL INFORMATION--Financial
                                       Statements; FINANCIAL HIGHLIGHTS

5.  General Description of Registrant,
    Depositor and Portfolio Companies  AN OVERVIEW OF PACIFIC ONE; PACIFIC LIFE
                                       AND THE SEPARATE ACCOUNT--Pacific Life,--
                                       Separate Account A; YOUR INVESTMENT
                                       OPTIONS--Your Variable Investment
                                       Options; ADDITIONAL INFORMATION--Voting
                                       Rights

6.  Deductions and Expenses            AN OVERVIEW OF PACIFIC ONE; HOW YOUR
                                       PAYMENTS ARE INVESTED--Transfers;
                                       CHARGES, FEES AND DEDUCTIONS;
                                       WITHDRAWALS--Withdrawal Transaction
                                       Fees; ADDITIONAL INFORMATION--Sales
                                       Commissions

7.  General Description of
    Variable Annuity
    Contracts                          AN OVERVIEW OF PACIFIC ONE; PURCHASING
                                       YOUR CONTRACT--How to Apply for your
                                       Contract; HOW YOUR PAYMENTS ARE INVESTED;
                                       RETIREMENT BENEFITS AND OTHER PAYOUTS--
                                       Annuitization, Fixed and Variable
                                       Annuities,--Annuity Options, Your Annuity
                                       Payments,--Death Benefits; ADDITIONAL
                                       INFORMATION--Voting Rights,--Changes to
                                       Your Contract,--Changes to ALL
                                       Contracts,--Investor Inquiries and
                                       Submitting Forms and Requests,--Timing
                                       of Payments and Transactions

8.  Annuity Period                     RETIREMENT BENEFITS AND OTHER PAYOUTS

9.  Death Benefit                      RETIREMENT BENEFITS AND OTHER PAYOUTS--
                                       Death Benefits; WITHDRAWALS--Death of
                                       Owner Distribution Rules

10. Purchases and Contract Value       AN OVERVIEW OF PACIFIC ONE; PURCHASING
                                       YOUR CONTRACT; HOW YOUR PAYMENTS ARE
                                       INVESTED; PACIFIC LIFE AND THE SEPARATE
                                       ACCOUNT--Pacific Life

11. Redemptions                        AN OVERVIEW OF PACIFIC ONE; CHARGES, FEES
                                       AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL
                                       INFORMATION--Timing of Payments and
                                       Transactions

12. Taxes                              CHARGES, FEES AND DEDUCTIONS--Premium
                                       Taxes; WITHDRAWALS--Optional
                                       Withdrawals,--Tax Consequences of
                                       Withdrawals; FEDERAL TAX STATUS

13. Legal Proceedings                  Not Applicable


14. Table of Contents of the
    Statement of Additional
    Information                        CONTENTS OF THE STATEMENT OF ADDITIONAL
                                       INFORMATION

PART B

Item No.                               Statement of Additional Information
                                       Heading

15. Cover Page                         Cover Page

16. Table of Contents                  TABLE OF CONTENTS

17. General Information and History    Not Applicable

18. Services                           Not Applicable

19. Purchase of Securities
    Being Offered                      THE CONTRACTS AND THE SEPARATE ACCOUNT--
                                       Calculating Subaccount Unit Values,--
                                       Systematic Transfer Programs

20. Underwriters                       DISTRIBUTION OF THE CONTRACTS--Pacific
                                       Mutual Distributors, Inc.

21. Calculation of Performance Data    PERFORMANCE

22. Annuity Payments                   THE CONTRACTS AND THE SEPARATE ACCOUNT--
                                       Variable Annuity Payment Amounts

23. Financial Statements               FINANCIAL STATEMENTS


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-99-000758, filed on April 29, 1999, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION


(Included in Post-Effective Amendment No. 5 to the Registration's Registration Statement on Form N-4, Accession No. 0001017062-99-000758, filed on April 29, 1999, and incorporated by reference herein.)

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the I- + +Net Tollkeeper Portfolio have been filed with the Securities and Exchange +
+Commission, but has not yet become effective. The information in the          +
+prospectus is not complete and may be changed. Interests in the new           +
+Investment Option and shares of the I-Net Tollkeeper Portfolio may not be + +sold until the Fund's registration statements are effective. This supplement +
+and preliminary prospectus are not an offer to sell interests in the          +
+Investment Option or shares of the I-Net Tollkeeper Portfolio and do not + +solicit an offer to buy interests or shares in any state where the offer or +
+sale is not permitted.                                                        +
+                                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

         Supplement to Prospectuses Dated May 1, 1999 for Pacific One, a variable annuity contract issued by Pacific Life Insurance Company

                     Date of Supplement: February 29, 2000

This supplement changes the Prospectuses to reflect the following:

                      ---------------------------------------------------------
A new Variable         The new Investment Option will invest in a new
Investment Option      Portfolio of the Pacific Select Fund called the I-Net
will be available      Tollkeeper Portfolio. Below is information summarizing
May 1, 2000            the new Portfolio:


 . I-Net Tollkeeper

                   ---------------------------------------------------------------------------------
                                                                            Primary Investments
                   Portfolio Manager                Objective           (under normal circumstances)
                   ---------------------------------------------------------------------------------
                   Pacific Life Insurance  Long-term growth of capital.   Equity securities of
                   Company, the adviser,                                  companies which use,
                   and the Fund have                                      support, or relate
                   retained Goldman Sachs                                 directly or indirectly
                   Asset Management as                                    to use of the Internet.
                   portfolio manager                                      Such companies include
                                                                          those in the media,
                                                                          telecommunications, and
                                                                          technology sectors.
                   ---------------------------------------------------------------------------------


                       This chart is only a summary. For more complete information on the Portfolio, including a discussion of the Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Preliminary Prospectus. You should read the prospectus carefully.

                      ---------------------------------------------------------
An overview of         The following is added to the chart under Fees and
Pacific One is         Expenses Paid by the Pacific Select Fund:
amended

                   --------------------------------------------------------------
                   Portfolio          Advisory Fee Other Expenses Total Expenses+
                   --------------------------------------------------------------
                   I-Net Tollkeeper*     1.50%         0.15%           1.65%

                       * Expenses are estimated. There were no actual advisory
                         fees or other expenses for this Portfolio in 1999 because the Portfolio has not yet started. See page 7 of the Prospectus for information about expense caps through December 31, 2000 for this Portfolio.

                       + The Fund has implemented a brokerage enhancement
                         12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                      ---------------------------------------------------------
                       The following is added to Examples:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $80,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $100,000 and a waiver would normally apply.

                       without EGMDBR reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider ("EGMDBR").

                       with EGMDBR reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider, but not the GIA Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

                       The examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ----------------------------------------------------
                   Variable Account        1 year 3 year 5 year 10 year
                   ----------------------------------------------------
                   I-Net Tollkeeper
                   Without EGMDBR          $31    $82    $162   $340
                   With EGMDBR: age 0-65   $32    $85    $167   $349
                   With EGMDBR: age 66-75  $34    $91    $177   $368
                   ----------------------------------------------------

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Investment Options     prospectus on Choosing your Investment Options.
is amended

                       You may instruct us to allocate all or part of your Purchase Payments to the I-Net Tollkeeper Investment Option on or after May 1, 2000. You may not allocate your Purchase Payments to this Investment Option prior to May 1, 2000, when the Option first becomes available.

                      ---------------------------------------------------------
Transfers is           This information is added to the discussion in the
amended                prospectus on Transfers.

                       You may instruct us to transfer Accumulated Value to a Variable Investment Option and specify a future date on which the Accumulated Value is to be transferred. This instruction may cover any Variable Investment Option currently available under your contract and the I-Net Tollkeeper Investment Option. For the I-Net Tollkeeper Investment Option, you may not specify a date prior to May 1, 2000, when the Option first becomes available. If you specify May 1, 2000 for the I-Net Tollkeeper Investment Option, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on May 1, 2000. You may revoke your transfer instructions at any time before we transfer Accumulated Value by providing us with a revocation in proper form, which we must receive not later than 4:00 p.m. Eastern time on the last Business Day before the date you have specified for a transfer. While highly remote, there is a possibility that the I-Net Tollkeeper Investment Option will not become effective on May 1, 2000, in which case we would not effect the transfer to this Option, and your Accumulated Value would remain in the Investment Option from which you requested it be transferred until the day the I-Net Tollkeeper becomes effective, if ever, unless you instruct us otherwise.

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Annuity Option is      prospectus on Choosing Your Annuity Option.
amended

                       If you select a variable annuity, after the Annuity Date the I-Net Tollkeeper is available as a Variable Investment Option effective May 1, 2000.

Part C:  OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                   (a)  Financial Statements

                        Part A:  None

                        Part B:

                        (1) Registrant's Financial Statements

                        Audited Financial Statements dated as of December 31, 1998 which are incorporated by reference from the 1998 Annual Report include the following for Separate Account A:

                                 Statements of Assets and Liabilities
                                 Statements of Operations
                                 Statements of Changes in Net Assets
                                 Notes to Financial Statements

                        (2) Depositor's Financial Statements

                        Audited Consolidated Financial Statements dated as of December 31, 1998 and 1997, and for the three year period ending December 31, 1998 included in Part B include the following for Pacific Life:

                                 Independent Auditors' Report
                                 Consolidated Statements of Financial Condition Consolidated Statements of Operations and
                                  Stockholder's Equity
                                 Consolidated Statements of Cash Flows
                                 Notes to Consolidated Financial Statements

                   (b)  Exhibits

                   1.   (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A /1/

                        (b) Memorandum Establishing Two New Variable Accounts - Aggressive Equity and Emerging Markets
                             Portfolios /3/

                        (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws /5/

                   2.   Not applicable

                   3.   (a)  Distribution Agreement between Pacific Mutual Life
                             and Pacific Mutual Distributors, Inc., formerly Pacific Equities Network ("PMD")/3/

                        (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers/1/

                   4.   (a)  Form of Individual Flexible Premium Deferred
                             Variable Accumulation Annuity Contract/2/

                        (b)  Qualified Plan Loan Endorsement/1/

                        (c)  Individual Retirement Annuity Rider/1/

                        (d)  Qualified Pension Plan Rider/1/

                        (e)  403(b) Tax-Sheltered Annuity Rider/4/

                        (f)  Section 457 Plan Rider/1/

                        (g) Endorsement for 403(b) Texas Optional Retirement Program (ORP)/1/

                        (h)  Qualified Plan Loan Endorsement/1/

                        (i)  IRA Rider (Form R-IRA 198)/5/

                        (j)  Roth IRA Rider (Form R-RIRA 198)/5/

                        (k)  Simple IRA Rider (Form R-SIRA 198)/5/

                   5.   (a)  Application Form for Individual Flexible Premium
                             Deferred Variable Accumulation Annuity
                             Contract

                        (b)  Variable Annuity PAC APP/1/

                        (c)  Application/Confirmation Form

                   6.   (a)  Pacific Life's Articles of Incorporation/5/

                        (b)  By-laws of Pacific Life/5/

                   7.   Not applicable

                   8.   (a)  Fund Participation Agreement

                        (b) Addendum to Fund Participation Agreement (to add Growth LT Series)/1/

                        (c) Addendum to Fund Participation Agreement (to add Equity and Bond and Income Series)/1/

                        (d) Addendum to Fund Participation Agreement (to add Aggressive Equity and Emerging Markets Portfolios)/3/

                   9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered./1/

                   10.  Independent Auditors' Consent/6/

                   11.  Not applicable

                   12.  Not applicable

                   13.  Performance Calculations/6/

                   14.  Not applicable

                   15.  Powers of Attorney

                   16.  Not applicable

--------------

/1/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, Accession No. 0001017062-99-000758 filed on April 29, 1999 and incorporated by reference herein.

         Item 25.  Directors and Officers of Pacific Life

                                                 Positions and Offices
         Name and Address                         with Pacific Life
         Thomas C. Sutton                    Director, Chairman of the Board,
                                             and Chief Executive Officer

         Glenn S. Schafer                    Director and President

         Khanh T. Tran                       Director, Senior Vice President
                                             and Chief Financial Officer

         David R. Carmichael                 Director, Senior Vice President
                                             and General Counsel

         Audrey L. Milfs                     Director, Vice President and
                                             Corporate Secretary

         Edward R. Byrd                      Vice President and Controller

         Brian D. Klemens                    Vice President and Treasurer

         Gerald W. Robinson                  Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

         Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

                   The following is an explanation of the organization chart of Pacific Life's subsidiaries:


                      PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                       LEGAL STRUCTURE


                   Pacific Life is a California Stock Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Corporation), Pacific Mutual Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., Pacific Financial Products Inc. (a Delaware Corporation), PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company). Pacific Asset Management LLC directly and indirectly beneficially owns approximately 33% of the outstanding partnership interests in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Mutual Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

         Item 27.  Number of Contractholders

                   Approximately 4,291 Qualified

                   Approximately 9,119 Non-Qualified

         Item 28.  Indemnification

                   (a) The Distribution Agreement between Pacific Life and PMD provides substantially as follows:

                        Pacific Life hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

                        PMD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

                   (b) The Form of Selling Agreement between Pacific Life, PMD and Various Broker-Dealers provides substantially as follows:

                        Pacific Life and PMD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PMD pursuant to Section IV.E. of this Agreement.

                        Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PMD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PMD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PMD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PMD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

         Item 29.  Principal Underwriters

                   (a) PMD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account and Pacific Select Fund.

                   (b) For information regarding PMD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

                   (c) PMD retains no compensation or net discounts or commissions from the Registrant.

         Item 30.  Location of Accounts and Records

                        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California
                        92660.

         Item 31.  Management Services

                   Not applicable

         Item 32.  Undertakings

                   The registrant hereby undertakes:

                   (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

                   (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

                   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         Additional Representations

                   (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

                   (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a) - (d) of the Rule have been complied with.

                   (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 29th day of February, 2000.


                                     SEPARATE ACCOUNT A
                                         (Registrant)

                                     By: PACIFIC LIFE INSURANCE COMPANY

                                     By: _____________________________________
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer

                                     By: PACIFIC LIFE INSURANCE COMPANY
                                         (Depositor)

                                     By: _____________________________________
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                  Title                               Date

________________________
Thomas C. Sutton*            Director, Chairman of the Board    February 29, 2000
                             and Chief Executive Officer


________________________
Glenn S. Schafer*            Director and President             February 29, 2000


________________________
Khanh T. Tran*               Director, Senior Vice President    February 29, 2000
                             and Chief Financial Officer


________________________
David R. Carmichael*         Director, Senior Vice President    February 29, 2000
                             and General Counsel

________________________
Audrey L. Milfs*             Director, Vice President and       February 29, 2000
                             Corporate Secretary

________________________
Edward Byrd*                 Vice President and Controller      February 29, 2000


________________________
Brian D. Klemens*            Vice President and Treasurer       February 29, 2000


________________________
Gerald W. Robinson*          Executive Vice President           February 29, 2000

*By: /s/ David R. Carmichael
    ------------------------                                    February 29, 2000
     DAVID R. CARMICHAEL
     as attorney-in-fact

(Powers of Attorney are contained in this Post Effective Amendment No. 6 as
Exhibit 15).